Discontinued Operations (Notes) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Disposal Group, Including Discontinued Operation, Revenue	$ 126.6	$ 109.8	$ 101.8
Disposal Group, Including Discontinued Operation, Operating Expense	(97.7)	(93.9)	(91.4)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	28.9	15.9	10.4
Discontinued Operation, Tax Effect of Discontinued Operation	(10.8)	(6.0)	(3.8)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 18.1	$ 9.9	$ 6.6